MassMutual
                                                             Corporate Investors


                                                                  Report for the
                                            Nine Months Ended September 30, 2009















                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

           MassMutual Corporate Investors
           c/o Babson Capital Management LLC
[LOGO]     1500 Main Street, Suite 2200
           Springfield, Massachusetts 01115
           (413) 226-1516

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, longterm debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http:// www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & Procedures; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital. com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MCI
                                                                          Listed
                                                                            NYSE

                                                  MassMutual Corporate Investors

TO OUR SHAREHOLDERS

October 31, 2009

We are pleased to present the September 30, 2009 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on November 13, 2009 to shareholders of record on October 26, 2009. The Trust paid a 54 cent per share dividend for the preceding quarter.

During the third quarter, the net assets of the Trust increased to $218,732,783 or $23.41 per share compared to $212,219,120 or $22.77 per share on June 30, 2009. This translates into a 5.23% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 1.05%, 3.44%, 10.40%, 10.98%, and 14.03% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 51 cents per share of net investment income for the quarter, compared to 49 cents per share in the previous quarter.

The Trust's share price increased 3.7% during the third quarter, from $24.00 per share to $24.89 per share. The Trust's market price of $24.89 per share equates to a 6.3% premium over the September 30, 2009 net asset value per share of $23.41. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 7.6%, 9.1% and 5.7%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 19.28% for the quarter. U.S. high yield fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index increased 14.22% for the quarter.

During the third quarter, banks and other senior debt providers finally began to make more capital available to finance middle market buyout transactions. As a result, the deal flow available to the Trust increased steadily as the quarter progressed. The Trust closed two new private placement investments and two "follow-on" investments in existing portfolio companies during the quarter. The total amount invested by the Trust in these transactions was approximately $5.7 million. The two new investments were in International Offshore Services LLC and Northwest Mailing Services, Inc., while the two follow-on investments were in NetShape Technologies, Inc. and Telecorps Holdings, Inc. (A brief description of these investments can be found in the Consolidated Schedule of Investments.) We are pleased with the quality of the recent additions to the Trust's portfolio, as new investments continue to be more conservatively structured and attractively priced than has been the market norm for the past several years. Transaction activity has remained fairly strong in the early part of the fourth quarter, and our current backlog of deals bodes well for fourth quarter new investment activity.

The weak economy continues to negatively impact the ability of many of our existing portfolio companies to service their debt. We are spending considerable time working closely with the transaction sponsors and the management teams of these companies to remedy these situations. We expect these activities to continue for the next several quarters. One of our portfolio companies, Radiac Abrasives, Inc., was sold during the quarter with the Trust realizing a gain on its investment. While realization activity has been slow during the first three quarters of the year, there are signs that activity levels are increasing.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Michael L. Klofas
Michael L. Klofas
President

--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 9/30/09 *

                            [PIE CHART APPEARS HERE]

PRIVATE / 144A HIGH                     PUBLIC HIGH YIELD
YIELD DEBT                              DEBT
66.0%                                   18.9%

PRIVATE / RESTRICTED                    PUBLIC EQUITY
EQUITY                                  1.4%
12.4%

CASH & SHORT TERM
INVESTMENTS
1.3%


* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $222,852,695)                                           $ 190,996,938
Corporate public securities at market value
  (Cost - $55,157,948)                                               49,204,305
                                                                  -------------
                                                                    240,201,243

Cash                                                                  3,127,264
Interest and dividends receivable                                     6,194,485
Receivable for investments sold                                         277,685
Prepaid taxes                                                           250,000
Other assets                                                              6,325
                                                                  -------------
   TOTAL ASSETS                                                     250,057,002
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                       260,578
Investment advisory fee payable                                         683,540
Note payable                                                         30,000,000
Interest payable                                                        202,105
Accrued expenses                                                        177,996
                                                                  -------------
   TOTAL LIABILITIES                                                 31,324,219
                                                                  -------------
   TOTAL NET ASSETS                                               $ 218,732,783
                                                                  =============


NET ASSETS:
Common shares, par value $1.00 per share;
  an unlimited number authorized                                  $   9,343,143
Additional paid-in capital                                          113,445,054
Retained net realized gain on investments, prior years              127,688,004
Undistributed net investment income                                   7,839,818
Accumulated net realized loss on investments                         (1,773,836)
Net unrealized depreciation of investments                          (37,809,400)
                                                                  -------------
   TOTAL NET ASSETS                                               $ 218,732,783
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,343,143
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       23.41
                                                                  =============



See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MassMutual Corporate Investors
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $  18,340,079
Dividends                                                                24,392
Other                                                                    38,388
                                                                  -------------
   TOTAL INVESTMENT INCOME                                           18,402,859
                                                                  -------------

EXPENSES:
Investment advisory fees                                              1,972,492
Interest                                                              1,188,000
Trustees' fees and expenses                                             163,800
Professional fees                                                       129,500
Reports to shareholders                                                  90,000
Custodian fees                                                           21,000
Transfer agent/registrar's expenses                                      18,000
Other                                                                    90,011
                                                                  -------------
   TOTAL EXPENSES                                                     3,672,803
                                                                  -------------
INVESTMENT INCOME - NET                                              14,730,056
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments before taxes                           (24,729)
Income tax expense                                                      (11,170)
                                                                  -------------
Net realized loss on investments after taxes                            (35,899)
Net change in unrealized depreciation of investments                  5,394,388
                                                                  -------------
   NET GAIN ON INVESTMENTS                                            5,358,489
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  20,088,545
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(UNAUDITED)


NET INCREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                               $   6,251,054
  Purchases of portfolio securities                                 (27,680,645)
  Proceeds from disposition of portfolio securities                  25,252,848
  Interest, dividends, and other income received                     14,867,618
  Interest expense paid                                              (1,188,000)
  Operating expenses paid                                            (2,453,137)
  Income taxes paid                                                     (27,170)
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                        15,022,568
                                                                  -------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                    (15,097,605)
  Receipts for shares issued on reinvestment of dividends               565,789
                                                                  -------------
    NET CASH USED FOR FINANCING ACTIVITIES                          (14,531,816)
                                                                  -------------


NET INCREASE IN CASH                                                    490,752
Cash - beginning of period                                            2,636,512
                                                                  -------------
CASH - END OF PERIOD                                              $   3,127,264
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  20,088,545
                                                                  -------------

  Increase in investments                                            (2,410,030)
  Increase in interest and dividends receivable                      (2,746,992)
  Increase in receivable for investments sold                           (92,268)
  Increase in other assets                                               (6,325)
  Increase in payable for investments purchased                         257,000
  Increase in investment advisory fee payable                            33,092
  Increase in accrued expenses                                            4,900
  Decrease in accrued taxes payable                                     (16,000)
  Decrease in other payables                                            (89,354)
                                                                  -------------
TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                      (5,065,977)
                                                                  -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         $  15,022,568
                                                                  =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                           MassMutual Corporate Investors
OF CHANGES IN NET ASSETS


                                                                    For the nine
                                                                    months ended        For the
                                                                      09/30/09         year ended
                                                                     (Unaudited)        12/31/08
                                                                    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income - net                                           $  14,730,056    $  21,472,294
  Net realized loss on investments                                        (35,899)      (2,459,420)
  Net change in unrealized depreciation of investments                  5,394,388      (44,140,369)
                                                                    -------------    -------------
  Net increase (decrease) in net assets resulting from operations      20,088,545      (25,127,495)

Increase from common shares issued on reinvestment of dividends
  Common shares issued (2009 - 23,634; 2008 - 81,890)                     565,789        2,186,860

Dividends to shareholders from:
  Net investment income (2009 - $1.08 per share;
                         2008 - $2.16 per share)                      (10,065,070)     (20,078,868)
                                                                    -------------    -------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                           10,589,264      (43,019,503)


NET ASSETS, BEGINNING OF YEAR                                         208,143,519      251,163,022
                                                                    -------------    -------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net
investment income of $7,839,818 and $3,174,832, respectively)       $ 218,732,783    $ 208,143,519
                                                                    =============    =============



See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                              For the nine months                 For the years ended December 31,
                                                ended 09/30/2009 -----------------------------------------------------------------
                                                  (Unaudited)       2008          2007          2006          2005          2004
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
   Beginning of year                               $   22.33     $   27.19     $   27.51     $   26.06     $   24.34     $   21.84
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net investment income (a)                               1.58          2.31          2.56          2.27          2.03          2.00
Net realized and unrealized
  gain (loss) on investments                            0.57         (5.02)        (0.35)         1.62          1.96(b)       2.64
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                        2.15         (2.71)         2.21          3.89          3.99          4.64
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Dividends from net investment
  income to common shareholders                        (1.08)        (2.16)        (2.57)        (2.47)        (2.11)        (2.16)
Dividends from net realized gain
  on investments to common shareholders                   --            --            --         (0.01)        (0.18)           --
Increase from dividends reinvested                      0.01          0.01          0.04          0.04          0.02          0.02
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total dividends                                        (1.07)        (2.15)        (2.53)        (2.44)        (2.27)        (2.14)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value: End of period/year                $   23.41     $   22.33     $   27.19     $   27.51     $   26.06     $   24.34
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Per share market value:
   End of period/year                              $   24.89     $   19.25     $   30.20     $   34.89     $   30.05     $   28.50
                                                   =========     =========     =========     =========     =========     =========
Total investment return
   Net asset value(c)                                  9.98%       (10.34%)        8.72%        18.06%        20.04%        22.76%
   Market value                                       35.52%       (30.44%)       (8.78%)       29.04%        16.95%        36.10%
Net assets (in millions):
   End of period/year                              $  218.73     $  208.14     $  251.16     $  251.69     $  236.28     $  218.51
Ratio of operating expenses
  to average net assets                                1.58%(d)      1.49%         1.55%         1.43%         1.78%         1.93%
Ratio of interest expense
  to average net assets                                0.75%(d)      0.67%         0.59%         0.60%         0.73%         0.77%
Ratio of income tax expense
  to average net assets(e)                             0.01%(d)      0.00%         0.35%         2.46%         2.84%         0.69%
Ratio of total expenses before custodian fee
  reduction to average net assets(e)                   2.34%(d)      2.16%         2.49%         4.53%         5.36%         3.39%
Ratio of net expenses after custodian fee
  reduction to average net assets(e)                   2.34%(d)      2.16%         2.49%         4.49%         5.35%         3.39%
Ratio of net investment income
  to average net assets                                9.37%(d)      9.01%         9.17%         8.19%         7.98%         8.68%
Portfolio turnover                                       11%           32%           44%           35%           35%           53%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized
(e) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior borrowings:
Total principal amount (in millions)               $      30     $      30     $      30     $      20     $      20     $      29

Asset coverage per $1,000 of indebtedness          $   8,291     $   7,938     $   9,372     $  13,584     $  12,814     $   8,535

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 87.32%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 82.27%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,460,057         11/21/07     $  2,408,230     $  2,509,258
Limited Partnership Interest (B)                                  23.16% int.         11/21/07          224,795          213,973
                                                                                                   ------------     ------------
                                                                                                      2,633,025        2,723,231
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $  1,134,594         12/31/08          985,537        1,168,632
Limited Liability Company Unit Class A-2 (B)                       1,276 uts.         12/31/08          140,406          133,386
Limited Liability Company Unit Class A-3 (B)                       1,149 uts.         12/31/08          126,365               11
                                                                                                   ------------     ------------
                                                                                                      1,252,308        1,302,029
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  2,125,000         04/08/04        2,125,000        2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                               13 shs.         11/16/07             --             24,188
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --          2,871,084
                                                                                                   ------------     ------------
                                                                                                      2,125,000        5,020,272
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    735,000         05/15/08          720,300          693,412
13% Senior Subordinated Note due 2015                            $    735,000         05/15/08          666,108          676,390
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395             --
                                                                                                   ------------     ------------
                                                                                                      1,553,803        1,369,802
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,150,251         12/27/07        2,107,357        2,193,256
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          472,253
                                                                                                   ------------     ------------
                                                                                                      2,617,357        2,665,509
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               7

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07     $  1,603,088     $  1,677,233
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,148,514        1,272,600
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          268,724
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527           67,684
                                                                                                   ------------     ------------
                                                                                                      3,125,629        3,286,241
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08        1,043,507        1,162,564
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683          133,202
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 958 shs.         09/26/08           87,993           94,735
                                                                                                   ------------     ------------
                                                                                                      1,266,183        1,390,501
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,187,495
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          498,915
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          183,416
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1           17,661
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1            4,052
                                                                                                   ------------     ------------
                                                                                                      3,508,593        3,891,539
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,912,500         04/28/09        1,577,838        1,969,875
Preferred Stock Series B (B)                                       3,065 shs.         04/28/09          306,507               31
Common Stock (B)                                                   1,366 shs.         04/28/09            1,366               14
                                                                                                   ------------     ------------
                                                                                                      1,885,711        1,969,920
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,627,660         05/18/05        1,573,066        1,383,511
Common Stock (B)                                                     497 shs.         05/18/05          497,340             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128             --
                                                                                                   ------------     ------------
                                                                                                      2,182,534        1,383,511
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.

--------------------------------------------------------------------------------------------------------------------------------
8

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06     $  2,170,057     $  2,212,610
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121           87,459
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           30,737
                                                                                                   ------------     ------------
                                                                                                      2,530,566        2,330,806
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    750,872         08/07/08          735,855          705,030
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          685,141          681,017
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689             --
                                                                                                   ------------     ------------
                                                                                                      1,551,941        1,386,047
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          771,524
                                                                                                   ------------     ------------
CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  2,400,000         12/02/08        2,225,100        2,472,000
Preferred Stock (B)                                                  277 shs.         12/02/08          276,900          263,055
                                                                                                   ------------     ------------
                                                                                                      2,502,000        2,735,055
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $  1,214,286         10/10/08        1,098,929        1,250,715
Common Stock (B)                                                     607 shs.         10/10/08           60,714           57,678
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 934 shs.         10/10/08           91,071                9
                                                                                                   ------------     ------------
                                                                                                      1,250,714        1,308,402
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014 (D)                        $  2,393,954         01/12/07        2,233,202        1,196,977
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046             --
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873             --
                                                                                                   ------------     ------------
                                                                                                      2,502,121        1,196,977
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07     $    700,392     $  1,715,247
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          874,589
Common Stock (B)                                                     718 shs.         07/05/07                7                7
Limited Partnership Interest (B)                                  12.64% int.                *          189,586             --
                                                                                                   ------------     ------------
                                                                                                      1,190,153        2,589,843
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,461,527        2,550,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          180,758
                                                                                                   ------------     ------------
                                                                                                      2,598,693        2,730,758
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08        2,074,793        2,340,900
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000          182,769
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826           97,527
                                                                                                   ------------     ------------
                                                                                                      2,524,619        2,621,196
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,750,398        1,859,580
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174        1,039,699
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           65,155
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000           70,580
                                                                                                   ------------     ------------
                                                                                                      2,536,402        3,035,014
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                3,278 shs.         12/14/01        2,784,133        1,319,430
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.               **          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        1,319,430
                                                                                                   ------------     ------------
*  08/12/04 and 01/14/05.
** 10/24/96 and 08/28/98.

--------------------------------------------------------------------------------------------------------------------------------
10

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    540,000         11/01/06     $    531,900     $    551,609
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          779,907          863,550
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          144,361
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           45,325
                                                                                                   ------------     ------------
                                                                                                      1,569,967        1,604,845
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *          690,600        1,142,475
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          336,421
                                                                                                   ------------     ------------
                                                                                                        877,069        1,478,896
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,298,123         01/08/08        2,255,940        2,235,553
Common Stock (B)                                                     660 shs.         01/08/08          329,990          107,076
                                                                                                   ------------     ------------
                                                                                                      2,585,930        2,342,629
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          265,386
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  2,176,059         10/06/08        2,131,866        2,199,847
Preferred Stock (B)                                                4,341 shs.         10/06/08          434,074          243,061
Common Stock (B)                                                   3,069 shs.         10/06/08            3,069             --
                                                                                                   ------------     ------------
                                                                                                      2,569,009        2,442,908
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  2,390,625         06/01/06        2,220,452        1,195,313
Limited Liability Company Units of Linden/FHS
  Holdings LLC (B)                                                   159 uts.         06/01/06          159,362             --
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------     ------------
                                                                                                      2,502,175        1,195,313
                                                                                                   ------------     ------------
* 10/30/03 and 01/02/04.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    918,385         04/13/06     $    904,609     $    229,596
14% Senior Subordinated Note due 2014 (D)                        $    555,059         04/13/06          495,635             --
Common Stock (B)                                                 109,436 shs.         04/13/06          109,436             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              30,940 shs.         04/13/06           48,433             --
                                                                                                   ------------     ------------
                                                                                                      1,558,113          229,596
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013 (D)                        $  2,365,217         02/03/06        2,121,304             --
Common Stock (B)                                                     185 shs.         02/03/06          184,783             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 254 shs.         02/03/06          208,435             --
                                                                                                   ------------     ------------
                                                                                                      2,514,522             --
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014 (D)                        $  2,337,500         01/31/06        2,171,538             --
Preferred Stock (B)                                               31,718 shs.         06/12/08           31,718             --
Common Stock (B)                                                 212,500 shs.         01/31/06          212,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             138,408 shs.         01/31/06          119,213             --
                                                                                                   ------------     ------------
                                                                                                      2,534,969             --
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,530,000
16% PIK Note due 2015                                            $    392,029         12/31/08          320,317          313,623
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully dilluted common shares (B)                  146,658 shs.         11/01/07          146,658             --
                                                                                                   ------------     ------------
                                                                                                      2,194,567        1,843,623
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  2,210,000         02/10/06        2,048,925             --
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
                                                                                                      2,546,276             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.

--------------------------------------------------------------------------------------------------------------------------------
12

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.          7/21/94     $    367,440     $       --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *        1,930,902        2,030,333
Common Stock (B)                                                      63 shs.                *           62,742           53,017
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          168,583
                                                                                                   ------------     ------------
                                                                                                      2,193,145        2,251,933
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08        1,920,297        2,024,865
Common Stock (B)                                                     474 shs.         08/19/08          474,419          124,954
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773           32,296
                                                                                                   ------------     ------------
                                                                                                      2,508,489        2,182,115
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          113,888
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           33,543
                                                                                                   ------------     ------------
                                                                                                          2,689          147,431
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Subordinated Note due on demand                       $     43,943         03/01/04                1             --
Common Stock (B)                                                     228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                        262,201             --
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers, in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  2,550,000         07/07/09        2,299,566        2,626,500
Limited Liability Company Unit (B)                                 3,112 uts.         07/07/09          186,684               31
                                                                                                   ------------     ------------
                                                                                                      2,486,250        2,626,531
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010 (D)                        $    963,687         08/04/00     $    848,275     $    481,844
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,479             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412             --
                                                                                                   ------------     ------------
                                                                                                      1,850,166          481,844
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,547,635        1,593,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          183,056
                                                                                                   ------------     ------------
                                                                                                      1,648,744        1,776,806
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,422,271         10/15/07        2,373,913        2,470,716
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          167,382
                                                                                                   ------------     ------------
                                                                                                      2,594,586        2,638,098
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  2,540,051         05/25/06        2,442,261        2,159,043
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210             --
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)                                82,357 shs.         05/25/06           71,534             --
                                                                                                   ------------     ------------
                                                                                                      2,648,005        2,159,043
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014 (D)                        $  2,106,522         07/16/08        1,968,368        1,579,892
Convertible Preferred Stock Series C (B)                              55 shs.         06/30/09           55,435           41,250
Convertible Preferred Stock Series D (B)                              24 shs.         09/17/09           24,476           18,353
Common Stock (B)                                                     443 shs.         07/15/08          443,478             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  96 shs.         07/16/08           96,024             --
                                                                                                   ------------     ------------
                                                                                                      2,587,781        1,639,495
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12.75% Senior Subordinated Note due 2014                         $  2,593,530         03/14/07     $  2,373,384     $  2,074,824
Common Stock (B)                                                     232 shs.         03/13/07          232,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                              134 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260             --
                                                                                                   ------------     ------------
                                                                                                      2,767,644        2,074,824
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  2,264,747         12/20/07        2,223,081        2,310,042
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          410,013
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026           53,537
                                                                                                   ------------     ------------
                                                                                                      2,587,367        2,773,592
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,227,086         09/12/08        1,136,873        1,251,628
Common Stock (B)                                                      61 shs.         09/12/08           60,714           61,287
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571           66,193
                                                                                                   ------------     ------------
                                                                                                      1,263,158        1,379,108
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          975,000
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          331,607
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           46,422
                                                                                                   ------------     ------------
                                                                                                      1,269,964        1,353,029
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.78% Senior Secured Tranche A Note due 2010 (C)                 $    300,546         09/03/04          300,546          298,530
12.5% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          297,874          301,935
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           11,933
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473            8,622
                                                                                                   ------------     ------------
                                                                                                        696,662          621,020
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,160,737         08/29/08     $  1,028,608     $  1,183,952
Preferred Unit (B)                                                   126 uts.         08/29/08          125,519          134,115
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268           56,953
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064           21,192
                                                                                                   ------------     ------------
                                                                                                      1,275,459        1,396,212
                                                                                                   ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08        1,981,274        2,129,224
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255          111,355
Limited Partnership Interest (B)                                 388,983 int.         09/16/08          388,983             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------     ------------
                                                                                                      2,506,780        2,240,579
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  2,685,614                *        2,573,060        2,712,470
Common Stock (B)                                                     450 shs.                *          450,000          637,991
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974          232,484
                                                                                                   ------------     ------------
                                                                                                      3,186,034        3,582,945
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,223,799        2,323,660
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830          249,219
Common Stock (B)                                                      18 shs.         07/21/08           20,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------     ------------
                                                                                                      2,516,914        2,572,879
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          238,690
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          248,806
                                                                                                   ------------     ------------
                                                                                                        213,262          487,496
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.

--------------------------------------------------------------------------------------------------------------------------------
16

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  2,550,000         07/25/08     $  2,401,291     $  2,040,000
14% PIK Note due 2014                                            $    679,750         07/25/08          590,300          543,800
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      3,129,716        2,583,800
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    815,419         02/24/06          699,815          611,564
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,562,413          611,564
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $    117,978         11/14/08          117,978          117,978
14% Senior Subordinated Note due 2014 (D)                        $  1,338,613         05/28/04        1,155,793             --
10.75% Senior Secured Note due 2011 (D)                          $    609,206         05/28/04          607,397          152,302
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789             --
                                                                                                   ------------     ------------
                                                                                                      2,011,957          270,280
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  2,125,000         08/02/07        1,888,243        2,146,250
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          655,152
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          183,998
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,985,400
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07     $  1,408,570     $  1,185,501
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.61% int.         02/01/07        1,019,958             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       42 uts.                *           41,712           20,855
Preferred Stock Class A (B)                                             1 sh.         12/18/08            1,370              686
Preferred Stock Class A-1 (B)                                          2 shs.         09/30/09            2,284            1,140
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830             --
                                                                                                   ------------     ------------
                                                                                                      2,564,724        1,208,182
                                                                                                   ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  2,281,579         07/09/09        1,892,454        2,372,842
Limited Partnership Interest (B)                                   2,684 uts.         07/09/09          268,421          255,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               3,498 shs.         07/09/09          349,753               35
                                                                                                   ------------     ------------
                                                                                                      2,510,628        2,627,877
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    812,500         01/28/02          812,500          609,375
11.5% Senior Subordinated Note due 2012 (D)                      $  1,500,000         01/28/02        1,435,279             --
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,722,324          609,375
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    293,600         01/03/06          289,196          299,659
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          633,073          687,241
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307          238,083
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824           55,681
                                                                                                   ------------     ------------
                                                                                                      1,307,400        1,280,664
                                                                                                   ------------     ------------
* 12/18/08 and 09/30/09.

--------------------------------------------------------------------------------------------------------------------------------
18

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2009 (D)                        $  1,022,000         08/07/98     $  1,022,000     $    153,300
12% Senior Subordinated Note due 2009 (D)                        $    307,071         02/09/00          268,283           46,061
                                                                                                   ------------     ------------
                                                                                                      1,290,283          199,361
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06          572,115          453,412
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801           76,552
                                                                                                   ------------     ------------
                                                                                                        742,916          529,964
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,312,679         07/03/06        2,217,106        2,335,806
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          531,807
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790           95,730
Common Unit Class I (B)                                              148 uts.         07/03/06             --            323,839
Common Unit Class L (B)                                               31 uts.         07/03/06             --             68,436
                                                                                                   ------------     ------------
                                                                                                      2,668,046        3,355,618
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,182,585        2,295,000
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          437,544
Common Stock (B)                                                      23 shs.         03/31/06           25,500          101,457
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           59,018
                                                                                                   ------------     ------------
                                                                                                      2,548,803        2,893,019
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $  1,331,354         04/27/07        1,247,409        1,276,436
Limited Liability Company Unit (B)                               1,754,707 uts.       04/27/07           63,233             --
                                                                                                   ------------     ------------
                                                                                                      1,310,642        1,276,436
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,043,238        2,114,332
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          177,129
                                                                                                   ------------     ------------
                                                                                                      2,308,863        2,291,461
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       2,334 shs.         05/22/09     $    111,508     $       --
Preferred Stock Series B (B)                                      13,334 shs.         05/22/09          547,872             --
Common Stock (B)                                                  40,540 shs.         05/22/09        1,877,208             --
                                                                                                   ------------     ------------
                                                                                                      2,536,588             --
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  2,198,100         10/02/06        2,014,226          549,525
Limited Liability Company Unit Class A                             1,384 uts.         10/02/06          510,000             --
Limited Liability Company Unit                                       143 uts.         05/22/09           72,042           67,828
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               8,595 shs.         10/02/06          124,644             --
                                                                                                   ------------     ------------
                                                                                                      2,720,912          617,353
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,178,046        2,419,535
Limited Partnership Interest (B)                                  23.70% int.         02/11/08          177,729           92,073
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588          181,458
                                                                                                   ------------     ------------
                                                                                                      2,523,363        2,693,066
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $  1,742,711         05/28/04        1,598,853        1,791,146
Common Stock (B)                                                 354,167 shs.         05/28/04          354,166           58,546
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719           62,440
                                                                                                   ------------     ------------
                                                                                                      2,330,738        1,912,132
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  2,267,190         12/15/06        2,090,363        2,246,073
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          158,758
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483           74,867
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,479,698
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08     $  2,467,911     $  2,580,199
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089           57,006
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,637,205
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03        1,016,835        1,025,270
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946             --
                                                                                                   ------------     ------------
                                                                                                      1,139,781        1,025,270
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          462,827
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04        1,479,628        1,538,793
Common Stock (B)                                                     612 shs.                *          642,937        1,027,554
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          224,349
                                                                                                   ------------     ------------
                                                                                                      2,236,143        2,790,696
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  1,765,385         01/15/09        1,542,417        1,611,664
Common Stock (B)                                                     131 shs.         01/15/09          130,769           32,693
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 282 shs.         01/15/09          281,604                3
                                                                                                   ------------     ------------
                                                                                                      1,954,790        1,644,360
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076               **        2,039,834        2,223,076
Limited Liability Company Unit (B)                                   619 uts.               **          637,996          514,685
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.               **          164,769          130,387
                                                                                                   ------------     ------------
                                                                                                      2,842,599        2,868,148
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  2,276,443         10/23/08     $  2,136,401     $  2,344,737
Common Stock (B)                                                  30,000 shs.         10/23/08          300,000          285,000
Warrant, excercisable until 2018, to purchase
  common stock at $.01 per share (B)                              11,054 shs.         10/23/08          100,650              111
                                                                                                   ------------     ------------
                                                                                                      2,537,051        2,629,848
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,126,310        2,087,355
Common Stock (B)                                                     311 shs.         08/01/06          310,976           24,629
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293            8,203
                                                                                                   ------------     ------------
                                                                                                      2,530,579        2,120,187
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  2,577,956         09/02/08        2,410,513        2,629,515
Redeemable Preferred Stock Series A (B)                            1,280 shs.         09/02/08           12,523           43,546
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693             --
                                                                                                   ------------     ------------
                                                                                                      2,535,729        2,673,061
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,550,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054           74,861
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,624,861
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  2,217,385         10/14/05        1,952,116        2,217,385
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203          922,198
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                               1,192 shs.         09/30/08          568,009          498,983
                                                                                                   ------------     ------------
                                                                                                      2,522,328        3,638,566
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  3,176,506                *        2,785,539        3,271,801
Common Stock (B)                                                     270 shs.         09/02/09           10,994           10,445
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               7,906 shs.                *          327,437               79
                                                                                                   ------------     ------------
                                                                                                      3,123,970        3,282,325
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.

--------------------------------------------------------------------------------------------------------------------------------
22

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $  1,162,110                *     $  1,115,591     $    929,688
6.75%Term Note due 2012 (C)                                      $  1,508,259                *        1,503,120        1,357,433
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 3.97% int.               **          149,259             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041             --
                                                                                                   ------------     ------------
                                                                                                      2,827,011        2,287,121
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  2,239,024         10/26/07        2,102,363        1,903,170
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051             --
                                                                                                   ------------     ------------
                                                                                                      2,516,414        1,903,170
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          808,783
13% Senior Subordinated Note due 2014                            $    598,450         03/02/07          490,608          448,838
Common Stock (B)                                                 125,199 shs.         03/02/07          125,199             --
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              34,533 shs.         03/02/07           95,873             --
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,257,621
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $  1,773,006         10/31/07        1,649,939        1,507,055
Common Stock (B)                                                     209 shs.         10/31/07          208,589             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607             --
                                                                                                   ------------     ------------
                                                                                                      1,946,135        1,507,055
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,680,474        1,751,340
Common Stock (B)                                                   1,078 shs.              ***        1,078,450          980,371
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485           78,124
                                                                                                   ------------     ------------
                                                                                                      2,836,409        2,809,835
                                                                                                   ------------     ------------
*   04/28/06 and 09/13/06.
**  03/01/05 and 10/10/08.
*** 08/31/05 and 04/30/07.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98     $  2,653,957     $  2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          543,659
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          383,150
                                                                                                   ------------     ------------
                                                                                                      3,652,789        3,638,809
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  2,309,541                *        2,141,949          577,385
16% PIK Note due 2010 (D)                                        $    639,464         12/30/08          159,866          159,866
Preferred Stock Series B (B)                                         241 shs.         10/20/08          241,172
Common Stock (B)                                                     742 shs.                *          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.                *          159,894             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               1,054 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
                                                                                                      3,503,741          737,251
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           68,059          227,752
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,746,980         02/08/08        1,708,950        1,706,176
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956           23,172
                                                                                                   ------------     ------------
                                                                                                      2,595,906        1,729,348
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,781,803        1,599,785
Common Stock (B)                                                     182 shs.         04/30/04          182,200             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736             --
                                                                                                   ------------     ------------
                                                                                                      2,175,739        1,599,785
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.

--------------------------------------------------------------------------------------------------------------------------------
24

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07     $    790,897     $    813,393
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          592,561          655,015
18% PIK Convertible Preferred Stock (B)                           37,381 shs.         03/13/09           72,519           68,893
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529            3,447
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055              977
                                                                                                   ------------     ------------
                                                                                                      1,634,561        1,541,725
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $  1,887,288         09/24/04        1,812,926        1,879,229
Common Stock (B)                                                  26,456 shs.                *          264,558          288,965
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883          259,813
                                                                                                   ------------     ------------
                                                                                                      2,264,367        2,428,007
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012 (D)                      $  1,700,000         07/19/04        1,483,065             --
14.5% PIK Note due 2010 (D)                                      $    407,956         06/30/07          340,945             --
Limited Liability Company Unit Class A (B)                       414,375 uts.         07/19/04          414,375             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,421,320             --
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,208,561         11/15/07        2,162,840        2,252,732
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          480,720
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --            223,374
                                                                                                   ------------     ------------
                                                                                                      2,585,492        2,956,826
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04            3,728             --
Common Stock (B)                                                   4,028 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          3,728             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,621,285        1,463,063
Common Stock (B)                                                     191 shs.         11/30/06          191,250             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493             --
                                                                                                   ------------     ------------
                                                                                                      1,899,028        1,463,063
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07     $  1,067,797     $  1,071,105
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462             --
                                                                                                   ------------     ------------
                                                                                                      1,267,063        1,071,105
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015 (D)                        $  2,322,844         09/08/08        2,272,885        1,161,415
Common Stock (B) 283 shs.                                            09/08/08                           283,333             --
                                                                                                   ------------     ------------
                                                                                                      2,556,218        1,161,415
                                                                                                   ------------     ------------





TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             211,005,945      179,958,275
                                                                                                   ------------     ------------










--------------------------------------------------------------------------------------------------------------------------------
26

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 5.05%:

BONDS - 5.01%
ACCO Brands Corporation                           10.625%    03/15/15   $    100,000  $     98,502  $    104,625
Affinia Group, Inc.                               10.750     08/15/16         50,000        49,400        53,625
American Tire Distributor (C)                      6.847     04/01/12      1,000,000       950,000       830,000
Appleton Papers, Inc.                             11.250     12/15/15        303,000       300,000       245,809
Cenveo Corporation                                10.500     08/15/16        100,000       100,000        94,000
Charter Communications Op LLC                      8.000     04/30/12      1,350,000     1,152,250     1,373,625
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,291,677     1,240,225
Douglas Dynamics LLC                               7.750     01/15/12      1,010,000       954,635       868,600
G F S I, Inc. (C)                                 10.500     06/01/11        715,000       685,658       532,675
General Motors Acceptance Corporation              7.750     01/19/10        815,000       733,174       813,981
Gannett Company, Inc.                              8.750     11/15/14         45,000        44,309        44,100
Gannett Company, Inc.                              9.375     11/15/17        125,000       123,228       122,500
Great Atlantic & Pacific Tea Co.                  11.375     08/01/15         75,000        73,075        75,938
H C A, Inc.                                        9.875     02/15/17         35,000        33,895        37,275
Harrah's Operating Escrow LLC                     11.250     06/01/17        325,000       313,012       326,625
Intergen NV                                        9.000     06/30/17        750,000       743,918       772,500
Interpublic Group of Companies                    10.000     07/15/17         75,000        73,507        81,000
Markwest Energy Operating Co.                      6.875     11/01/14         70,000        55,305        65,450
MGM Mirage, Inc.                                  10.375     05/15/14         45,000        43,804        48,038
MGM Mirage, Inc.                                  11.125     11/15/17         75,000        73,059        81,938
Newpage Corporation                               11.375     12/31/14        725,000       709,598       706,875
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,194,960       543,000
RailAmerica, Inc.                                  9.250     07/01/17        300,000       288,049       314,250
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       364,141       346,500
Solo Cup Co.                                      10.500     11/01/13         55,000        53,900        58,300
Speedway Motorsports, Inc.                         8.750     06/01/16         70,000        67,864        72,800
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,100,308       967,500
United Rentals, Inc.                              10.875     06/15/16        125,000       121,412       133,750
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           11,792,640    10,955,504
                                                                                      ------------  ------------


CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------


----------------------------------------------------------------------------------------------------------------
                                                                                                              27

September 30, 2009
(Unaudited)

CORPORATE RESTRICTED SECURITIES:(A)(Continued)                             Shares         Cost      Market Value
                                                                        ------------  ------------  ------------
PREFERRED STOCK - 0.04%
Preferred Blocker, Inc.                                                          143  $     45,009  $     83,159
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                     49,140        83,159
                                                                                      ------------  ------------


COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------


  TOTAL RULE 144A SECURITIES                                                            11,846,750    11,038,663
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $222,852,695  $190,996,938
                                                                                      ------------  ------------







----------------------------------------------------------------------------------------------------------------
28

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 22.50%: (A)           Rate       Date        Amount         Cost          Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 20.96%
A M C Entertainment, Inc.                          8.750%    02/01/16   $    750,000  $    732,204  $    774,375
A M C Entertainment, Inc.                         11.000     02/01/16      1,315,000     1,321,452     1,400,475
Activant Solutions, Inc.                           9.500     05/01/16        150,000       150,000       134,250
Aramark Corporation (C)                            3.983     02/01/15        200,000       200,000       173,500
Aramark Corporation                                8.500     02/01/15        500,000       502,146       504,375
Bally Total Fitness Holdings Corporation (F)      14.000     10/01/13        104,062        74,053            10
Basic Energy Services                              7.125     04/15/16        225,000       225,000       176,625
Berry Plastics Corporation (C)                     5.259     02/15/15        500,000       476,017       460,000
Brigham Exploration Co.                            9.625     05/01/14      1,200,000     1,167,903     1,062,000
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500     1,043,250
Chaparral Energy, Inc.                             8.875     02/01/17      1,500,000     1,491,780     1,207,500
Cincinnati Bell, Inc.                              7.000     02/15/15        900,000       645,750       873,000
Community Health Systems, Inc.                     8.875     07/15/15      1,200,000     1,169,415     1,230,000
Corrections Corporation of America                 7.750     06/01/17        150,000       145,802       154,875
Denbury Resources, Inc.                            9.750     03/01/16         50,000        46,637        53,125
Dynegy Holdings, Inc.                              7.750     06/01/19        830,000       564,400       707,575
El Paso Corporation                               12.000     12/12/13         55,000        49,608        62,838
Ford Motor Credit Co.                              7.500     08/01/12        100,000        91,962        96,017
Ford Motor Credit Co.                              8.000     06/01/14        275,000       228,020       264,000
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       207,200
Goodyear Tire & Rubber Co.                        10.500     05/15/16        100,000        96,004       108,500
Graham Packaging Corporation                       8.500     10/15/12        280,000       268,800       282,800
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750       981,250
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,008,223       610,000
Hughes Network Systems                             9.500     04/15/14      1,325,000     1,344,291     1,331,625
Inergy LP                                          8.250     03/01/16        470,000       480,310       472,350
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,409,184     1,341,113
Interline Brands, Inc.                             8.125     06/15/14      1,300,000     1,291,107     1,274,000
Iron Mountain, Inc.                                8.375     08/15/21         45,000        44,831        46,519
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        49,500
Leucadia National Corporation                      7.000     08/15/13        450,000       450,642       455,063
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610       947,500
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       173,000
Mariner Energy, Inc.                              11.750     06/30/16        160,000       155,487       172,400
Markwest Energy Operating Co.                      6.875     11/01/14        950,000       930,563       893,000
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979       124,375
N R G Energy, Inc.                                 8.500     06/15/19        200,000       196,696       200,750

----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2009
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost          Value
                                                  -------    --------   ------------  ------------  ------------
Newark Group, Inc. (F)                             9.750%    03/15/14   $    850,000  $    796,863  $     68,000
Nortek, Inc.                                      10.000     12/01/13        175,000       173,175       178,500
North American Energy Partners                     8.750     12/01/11      1,165,000     1,171,496     1,141,700
Owens Corning, Inc.                                9.000     06/15/19         55,000        54,112        59,400
Pliant Corporation                                11.125     12/15/09        550,000       539,000         6,188
Pliant Corporation (C)                            11.850     12/15/09      1,111,500     1,081,149       957,279
Polypore, Inc.                                     8.750     05/15/12      1,460,000     1,410,050     1,423,500
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490       945,000
Quebecor Media, Inc.                               7.750     03/15/16      1,050,000       978,235     1,039,500
Rental Service Corporation                         9.500     12/01/14        500,000       484,183       482,500
Rock-Tenn Co.                                      9.250     03/15/16      1,075,000     1,112,376     1,150,250
Scholastic Corporation                             5.000     04/15/13      1,500,000     1,278,750     1,282,500
Seneca Gaming Corporation                          7.250     05/01/12        500,000       477,500       462,500
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       315,000
Stanadyne Corporation                             10.000     08/15/14      1,500,000     1,500,000     1,260,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,465,000     1,493,942     1,347,800
T X U Energy Company LLC                          10.250     11/01/15      1,250,000     1,260,978       900,000
Teck Resources Ltd.                                9.750     05/15/14         50,000        47,789        55,000
Teck Resources Ltd.                               10.250     05/15/16         75,000        71,160        84,750
Teck Resources Ltd.                               10.750     05/15/19         65,000        61,767        75,563
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       653,986       474,500
Tenneco, Inc.                                      8.125     11/15/15      1,100,000       540,000     1,067,000
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        67,200
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        500,000       500,000       512,500
Time Warner Telecom Holdings                       9.250     02/15/14      1,000,000     1,007,905     1,030,000
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100     1,035,225
Transdigm, Inc.                                    7.750     07/15/14        500,000       503,095       496,250
Trimas Corporation                                 9.875     06/15/12      1,073,000       982,375       968,383
Tube City IMS Corporation                          9.750     02/01/15      1,500,000     1,483,204     1,215,000
United Components, Inc.                            9.375     06/15/13      1,080,000     1,080,179       866,700
United Rentals, Inc.                               6.500     02/15/12      1,125,000       815,625     1,127,813
Videotron, Ltd.                                    9.125     04/15/18         40,000        39,373        43,300
Virgin Media Finance PLC                           9.125     08/15/16      1,380,000     1,411,654     1,417,950
Vought Aircraft Industries                         8.000     07/15/11      1,150,000     1,115,399     1,138,500
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,116,864     1,094,500
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           48,409,901    45,838,486
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
30

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost          Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 1.50%
A123 Systems Inc.                                                                650  $      8,775  $     13,858
Chase Packaging Corporation (B)                                                9,541          --           1,431
CKX, Inc. (B)                                                                 97,500       784,875       654,225
Directed Electronics, Inc. (B)                                               368,560     1,856,534       154,795
El Paso Corporation (B)                                                       65,000       808,362       670,800
EnerNOC, Inc. (B)                                                             37,361       994,619     1,238,891
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       230,479
Intrepid Potash, Inc. (B)                                                        365        11,680         8,610
Supreme Industries, Inc.                                                     125,116       267,320       305,280
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     6,295,493     3,278,369
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.04%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    583,000       452,554        87,450
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  452,554        87,450
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 55,157,948  $ 49,204,305
                                                                                      ------------  ------------



TOTAL INVESTMENTS                                 109.82%                             $278,010,643  $240,201,243
                                                                                      ============  ------------
  Other Assets                                      4.50                                               9,855,759
  Liabilities                                     (14.32)                                            (31,324,219)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $218,732,783
                                                  ======                                            ============



(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/09.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. At September 30, 2009, the value of these securities amounted to $179,958,275 or 82.27%
    of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
                                                                                                              31

September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.69%                                                      BUILDINGS & REAL ESTATE - 1.11%
Gencorp, Inc.                                  $      207,200          K W P I Holdings Corporation                   $    2,074,824
Hughes Network Systems                              1,331,625          Owens Corning, Inc.                                    59,400
P A S Holdco LLC                                    3,355,618          Texas Industries, Inc.                                 67,200
Transdigm, Inc.                                       496,250          TruStile Doors, Inc.                                  227,752
Visioneering, Inc.                                  1,541,725                                                         --------------
Vought Aircraft Industries                          1,138,500                                                              2,429,176
                                               --------------                                                         --------------
                                                    8,070,918          CHEMICAL, PLASTICS & RUBBER - 0.35%
                                               --------------          Capital Specialty Plastics, Inc.                      771,524
AUTOMOBILE - 4.69%                                                                                                    --------------
American Tire Distributor                             830,000          CONSUMER PRODUCTS - 7.31%
Fuel Systems Holding Corporation                         --            Aero Holdings, Inc.                                 3,286,241
Goodyear Tire & Rubber Co.                            108,500          Bravo Sports Holding Corporation                    2,330,806
Jason, Inc.                                           481,844          G F S I, Inc.                                         532,675
Nyloncraft, Inc.                                      609,375          K N B Holdings Corporation                          2,159,043
Ontario Drive & Gear Ltd.                             529,964          Kar Holdings, Inc.                                     49,500
Qualis Automotive LLC                               1,912,132          Momentum Holding Co.                                  487,496
Tenneco, Inc.                                       1,067,000          R A J Manufacturing Holdings LLC                    2,479,698
Titan International, Inc.                           1,035,225          Royal Baths Manufacturing Company                   1,025,270
Transtar Holding Company                            2,809,835          The Tranzonic Companies                             3,638,809
United Components, Inc.                               866,700          Walls Industries, Inc.                                   --
                                               --------------                                                         --------------
                                                   10,250,575                                                             15,989,538
                                               --------------                                                         --------------
BEVERAGE, DRUG & FOOD - 4.46%                                          CONTAINERS, PACKAGING & GLASS - 4.47%
Aramark Corporation                                   677,875          Berry Plastics Corporation                            460,000
Golden County Foods Holding, Inc.                   1,843,623          Chase Packaging Corporation                             1,431
Hospitality Mints Holding Company                   2,182,115          Flutes, Inc.                                          229,596
Specialty Commodities, Inc.                         2,629,848          Graham Packaging Corporation                          282,800
Vitality Foodservice, Inc.                          2,428,007          Maverick Acquisition Company                          621,020
                                               --------------          P I I Holding Corporation                           2,893,019
                                                    9,761,468          Packaging Dynamics Corporation of America             543,000
                                               --------------          Paradigm Packaging, Inc.                            2,291,461
BROADCASTING & ENTERTAINMENT - 2.61%                                   Pliant Corporation                                    963,467
Charter Communications Op LLC                       1,373,625          Pregis Corporation                                    945,000
Citadel Broadcasting Corporation                       87,450          Solo Cup Co.                                           58,300
CKX, Inc.                                             654,225          Tekni-Plex, Inc.                                      474,500
Interpublic Group of Companies                         81,000          Vitex Packaging Group, Inc.                              --
Liberty Media Corporation                             947,500                                                         --------------
Speedway Motorsports, Inc.                             72,800                                                              9,763,594
Virgin Media Finance PLC                            1,417,950                                                         --------------
Workplace Media Holding Co.                         1,071,105
                                               --------------
                                                    5,705,655
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
32

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 1.85%                                                   DIVERSIFIED/CONGLOMERATE, SERVICE - 10.49%
Duncan Systems, Inc.                           $    1,604,845          ACCO Brands Corporation                        $      104,625
F C X Holdings Corporation                          2,442,908          A W X Holdings Corporation                          1,369,802
                                               --------------          Advanced Technologies Holdings                      2,665,509
                                                    4,047,753          Affinia Group, Inc.                                    53,625
                                               --------------          Apex Analytix Holding Corporation                   1,969,920
DIVERSIFIED/CONGLOMERATE,                                              Clough, Harbour, and Associates                     2,735,055
MANUFACTURING - 8.70%                                                  Corrections Corporation of America                    154,875
A H C Holding Company, Inc.                         2,723,231          Crane Rental Corporation                            2,621,196
Activant Solutions, Inc.                              134,250          Diversco, Inc./DHI Holdings, Inc.                   1,319,430
Arrow Tru-Line Holdings, Inc.                       1,383,511          Dwyer Group, Inc.                                   1,478,896
C D N T, Inc.                                       1,386,047          Fowler Holding, Inc.                                     --
Douglas Dynamics LLC                                  868,600          Insurance Claims Management, Inc.                     147,431
Great Lakes Dredge & Dock Corporation                 981,250          Interline Brands, Inc.                              1,274,000
K P I Holdings, Inc.                                1,639,495          Iron Mountain, Inc.                                    46,519
MEGTEC Holdings, Inc.                               2,240,579          Mail Communications Group, Inc.                     1,353,029
Milwaukee Gear Company                              2,572,879          Nesco Holdings Corporation                          2,985,400
Nortek, Inc.                                          178,500          Northwest Mailing Services, Inc.                    2,627,877
Polypore, Inc.                                      1,423,500          Pearlman Enterprises, Inc.                               --
Postle Aluminum Company LLC                           617,353          Videotron, Ltd.                                        43,300
Trimas Corporation                                    968,383                                                         --------------
Truck Bodies & Equipment International                737,251                                                             22,950,489
Xaloy Superior Holdings, Inc.                       1,161,415                                                         --------------
                                               --------------          ELECTRONICS - 0.63%
                                                   19,016,244          A123 Systems, Inc.                                     13,858
                                               --------------          Connecticut Electric, Inc.                          1,196,977
                                                                       Directed Electronics, Inc.                            154,795
                                                                                                                      --------------
                                                                                                                           1,365,630
                                                                                                                      --------------
                                                                       FARMING & AGRICULTURE - 1.35%
                                                                       Waggin' Train Holdings LLC                          2,956,826
                                                                                                                      --------------
                                                                       FINANCIAL SERVICES - 1.06%
                                                                       Ford Motor Credit Co.                                 360,017
                                                                       General Motors Acceptance Corporation                 813,981
                                                                       Hawker Beechcraft Acquisition Co.                     610,000
                                                                       Highgate Capital LLC                                     --
                                                                       Leucadia National Corporation                         455,063
                                                                       Preferred Blocker, Inc.                                83,159
                                                                                                                      --------------
                                                                                                                           2,322,220
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
HEALTHCARE, EDUCATION & CHILDCARE - 6.42%                              MACHINERY - 10.27%
A T I Acquisition Company                      $    5,020,272          A S A P Industries LLC                         $    1,302,029
American Hospice Management Holding LLC             3,891,539          Davis-Standard LLC                                  3,035,014
Community Health Systems, Inc.                      1,230,000          E S P Holdco, Inc.                                  2,342,629
F H S Holdings LLC                                  1,195,313          Integration Technology Systems, Inc.                     --
H C A, Inc.                                            37,275          K-Tek Holdings Corporation                          2,773,592
Synteract Holdings Corporation                      2,673,061          M V I Holding, Inc.                                 1,379,108
                                               --------------          Manitowoc Company, Inc.                               173,000
                                                   14,047,460          Navis Global                                          270,280
                                               --------------          NetShape Technologies, Inc.                         1,208,182
HOME & OFFICE FURNISHINGS, HOUSEWARES, AND                             Pacific Consolidated Holdings LLC                   1,276,436
DURABLE CONSUMER PRODUCTS - 9.26%                                      Power Services Holding Company                      2,693,066
Connor Sport Court International, Inc.              2,589,843          R E I Delaware Holding, Inc.                        2,637,205
H M Holding Company                                      --            Safety Speed Cut Manufacturing Company, Inc.          462,827
Home Decor Holding Company                          2,251,933          Stanadyne Corporation                               1,260,000
Justrite Manufacturing Acquisition Co.              1,776,806          Stewart & Stevenson LLC                             1,347,800
K H O F Holdings, Inc.                              2,638,098          Supreme Industries, Inc.                              305,280
Monessen Holding Corporation                        2,583,800                                                         --------------
Stanton Carpet Holding Co.                          2,120,187                                                             22,466,448
Transpac Holdings Company                           1,507,055                                                         --------------
U M A Enterprises, Inc.                             1,729,348          MEDICAL DEVICES/BIOTECH - 3.58%
U-Line Corporation                                  1,599,785          Coeur, Inc.                                         1,308,402
Wellborn Forest Holding Co.                         1,463,063          E X C Acquisition Corporation                         265,386
                                               --------------          ETEX Corporation                                         --
                                                   20,259,918          MedSystems Holdings LLC                             1,396,212
                                               --------------          MicroGroup, Inc.                                    3,582,945
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.37%                              OakRiver Technology, Inc.                           1,280,664
A M C Entertainment, Inc.                           2,174,850                                                         --------------
Bally Total Fitness Holding Corporation                    10                                                              7,833,609
Harrah's Operating Escrow LLC                         326,625                                                         --------------
MGM Mirage, Inc.                                      129,976          MINING, STEEL, IRON & NON PRECIOUS
Savage Sports Holding, Inc.                         2,790,696          METALS - 1.86%
Seneca Gaming Corporation                             462,500          T H I Acquisition, Inc.                             2,624,861
Ticketmaster Entertainment, Inc.                      512,500          Teck Resources Ltd.                                   215,313
Tunica-Biloxi Gaming Authority                        967,500          Tube City IMS Corporation                           1,215,000
                                               --------------                                                         --------------
                                                    7,364,657                                                              4,055,174
                                               --------------                                                         --------------
                                                                       NATURAL RESOURCES - 1.64%
                                                                       Appleton Papers, Inc.                                 245,809
                                                                       Cenveo Corporation                                  1,137,250
                                                                       Intrepid Potash, Inc.                                   8,610
                                                                       Newpage Corporation                                   706,875
                                                                       Rock-Tenn Co.                                       1,150,250
                                                                       SandRidge Energy, Inc.                                346,500
                                                                                                                      --------------
                                                                                                                           3,595,294
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
34

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
OIL & GAS - 3.52%                                                      TELECOMMUNICATIONS - 3.72%
Basic Energy Services                          $      176,625          All Current Holding Company                    $    1,390,501
Brigham Exploration Co.                             1,062,000          Cincinnati Bell, Inc.                                 873,000
Chaparral Energy, Inc.                              1,207,500          Intelsat Bermuda Ltd.                               1,341,113
Denbury Resources, Inc.                                53,125          ITC^DeltaCom, Inc.                                    230,479
International Offshore Services LLC                 2,626,531          Telecorps Holdings, Inc.                            3,282,325
Mariner Energy, Inc.                                  172,400          Time Warner Telecom Holdings                        1,030,000
North American Energy Partners                      1,141,700                                                         --------------
Total E & S, Inc.                                   1,257,621                                                              8,147,418
                                               --------------                                                         --------------
                                                    7,697,502          TRANSPORTATION - 2.09%
                                               --------------          NABCO, Inc.                                           611,564
PHARMACEUTICALS - 1.25%                                                RailAmerica, Inc.                                     314,250
CorePharma LLC                                      2,730,758          Tangent Rail Corporation                            3,638,566
                                               --------------                                                         --------------
PUBLISHING/PRINTING - 1.31%                                                                                                4,564,380
Gannett Company, Inc.                                 166,600                                                         --------------
Newark Group, Inc.                                     68,000          UTILITIES - 2.23%
Quebecor Media, Inc.                                1,039,500          Dynegy Holdings, Inc.                                 707,575
Scholastic Corporation                              1,282,500          El Paso Corporation                                   733,638
Sheridan Acquisition Corporation                      315,000          Inergy LP                                             472,350
                                               --------------          Intergen NV                                           772,500
                                                    2,871,600          Markwest Energy Operating Co.                       1,082,825
                                               --------------          N R G Energy, Inc.                                    200,750
RETAIL STORES - 0.92%                                                  T X U Energy Company LLC                              900,000
Great Atlantic & Pacific Tea Co.                       75,938                                                         --------------
Olympic Sales, Inc.                                   199,361                                                              4,869,638
Rental Service Corporation                            482,500                                                         --------------
United Rentals, Inc.                                1,261,563          WASTE MANAGEMENT / POLLUTION - 2.41%
                                               --------------          Terra Renewal LLC                                   2,287,121
                                                    2,019,362          Torrent Group Holdings, Inc.                        1,903,170
                                               --------------          Waste Services, Inc.                                1,094,500
TECHNOLOGY - 3.20%                                                                                                    --------------
Compucom Systems, Inc.                              1,240,225                                                              5,284,791
EnerNOC, Inc.                                       1,238,891                                                         --------------
Sencore Holding Company                             1,644,360
Smart Source Holdings LLC                           2,868,148
                                               --------------          TOTAL INVESTMENTS - 109.82%                    $  240,201,243
                                                    6,991,624                                                         ==============
                                               --------------




See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust,

--------------------------------------------------------------------------------
36

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(CONTINUED)
(UNAUDITED)


   including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $179,958,275 (82.27% of net assets) as of September 30, 2009 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2009, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

          Level 1: quoted prices in active markets for identical securities

          Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

          Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2009:

   ASSETS                      TOTAL         LEVEL 1      LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities    $190,996,938   $     --    $11,038,663  $179,958,275
   Public Securities          49,204,305    3,278,369   45,857,926        68,010
   -----------------------------------------------------------------------------
   TOTAL                    $240,201,243   $3,278,369  $56,896,589  $180,026,285

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                            RESTRICTED      PUBLIC     SHORT-TERM
   ASSETS                   SECURITIES    SECURITIES   SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
    at 12/31/2008          $182,799,290    $   260      $   --     $182,799,550
   Total gains or losses
    (realized/unrealized)
    included in earnings*   (12,424,849)   (13,000)         --      (12,437,849)

   Purchases, sales,
   issuances &
   settlements (net)          9,583,834        --           --        9,583,834

   Transfers in and /
   or out of Level 3                --      80,750          --           80,750
   -----------------------------------------------------------------------------
   ENDING BALANCE
    AT 09/30/2009          $179,958,275    $68,010      $   --     $180,026,285

   * The amount of net losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 09/30/09 is $(10,470,642).

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

(UNAUDITED)

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's PRO RATA share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2009, the MMCI Subsidiary Trust has accrued income tax expense of $11,170.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for uncertain income tax positions would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the nine months ended September 30, 2009, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT

   A. SERVICES:

   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note, is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2009, the Trust incurred total interest expense on the Note of $1,188,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled
--------------------------------------------------------------------------------
38

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(CONTINUED)
(UNAUDITED)

   payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                      FOR THE NINE
                                                      MONTHS ENDED
                                                       09/30/2009
                                                  COST           PROCEEDS
                                                   OF              FROM
                                              INVESTMENTS        SALES OR
                                               ACQUIRED         MATURITIES
                                               --------         ----------
   Corporate restricted securities            $24,818,622      $14,303,339

   Corporate public securities                  3,119,023       11,041,778

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2009. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2009 is $37,809,400 and consists of $21,170,427 appreciation and $58,979,827 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                     MARCH 31, 2009
                                                AMOUNT           PER SHARE
                                                ------           ---------
   Investment income                        $ 6,499,219
   Net investment income                      5,338,941           $ 0.573
   Net realized and unrealized
    loss on investments (net of taxes)      (13,236,961)           (1.420)

                                                     JUNE 30, 2009
                                                 AMOUNT           PER SHARE
                                                 ------           ---------
   Investment income                        $ 5,866,032
   Net investment income                      4,582,972           $ 0.492
   Net realized and unrealized
    gain on investments (net of taxes)       12,423,184             1.333

                                                   SEPTEMBER 30, 2009
                                                AMOUNT           PER SHARE
                                                ------           ---------
   Investment income                        $ 6,037,608
   Net investment income                      4,808,143           $ 0.515
   Net realized and unrealized
    gain on investments (net of taxes)        6,172,266             0.657

--------------------------------------------------------------------------------

                      This page is intentionally left blank

                                                  MassMutual Corporate Investors


MEMBERS OF THE BOARD OF
TRUSTEES

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Dr. Corine T. Norgaard*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse

*Member of the Audit Committee

OFFICERS

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Patricia J. Walsh
Vice President, Secretary
& Chief Legal Officer

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by .lling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673. MassMutual Corporate Investors

[LOGO]  MassMutual
        Corporate Investors


































CI4624